Schedule of Investments

March 31, 2023
(unaudited)
	Shares	Value (a)
Common Stocks — 99.2%
Energy — 81.5%
Equipment & Services — 6.5%
Baker Hughes Company	202,800	$5,852,808
Halliburton Company	193,853	6,133,509
Schlumberger N.V.	584,533	28,700,570
		40,686,887
Exploration & Production — 23.0%
APA Corporation	56,000	2,019,360
Cheniere Energy, Inc.	23,989	3,780,667
Chord Energy Corporation	225	30,285
Chord Energy Corporation warrants, strike price $166.37, 1 warrant for .5774 share, expires 9/1/24 (b)	2,654	47,188
Chord Energy Corporation warrants, strike price $133.70, 1 warrant for .5774 share, expires 9/1/25 (b)	1,327	18,843
ConocoPhillips	456,076	45,247,300
Coterra Energy Inc.	150,100	3,683,454
Devon Energy Corporation	126,000	6,376,860
Diamondback Energy, Inc.	85,100	11,502,967
EOG Resources, Inc.	132,267	15,161,766
EQT Corporation	61,400	1,959,274
Hess Corporation	113,289	14,992,666
Marathon Oil Corporation	114,900	2,753,004
Occidental Petroleum Corporation	236,651	14,774,122
Pioneer Natural Resources Company	108,000	22,057,920
		144,405,676
Integrated Oil & Gas — 37.4%
Chevron Corporation	538,071	87,791,664
Exxon Mobil Corporation	1,338,130	146,739,336
		234,531,000
Refining & Marketing — 9.2%
Marathon Petroleum Corporation	200,412	27,021,550
Phillips 66	186,575	18,914,974
Valero Energy Corporation	86,000	12,005,600
		57,942,124
Storage & Transportation — 5.4%
Kinder Morgan, Inc.	739,092	12,941,501
ONEOK, Inc.	87,500	5,559,750
Targa Resources Corp.	98,800	7,207,460
Williams Companies, Inc.	260,700	7,784,502
		33,493,213

Schedule of Investments (continued)

March 31, 2023
(unaudited)
	Shares	Value (a)
Materials — 17.7%
Chemicals — 12.2%
Air Products and Chemicals, Inc.	31,200	$8,960,952
Albemarle Corporation	9,000	1,989,360
Celanese Corporation	34,300	3,734,927
CF Industries Holdings, Inc.	45,100	3,269,299
Corteva Inc.	66,245	3,995,236
Dow, Inc.	65,745	3,604,141
DuPont de Nemours, Inc.	42,087	3,020,584
Eastman Chemical Company	8,900	750,626
Ecolab Inc.	22,800	3,774,084
FMC Corporation	35,300	4,311,189
International Flavors & Fragrances Inc.	21,006	1,931,712
Linde plc	65,500	23,281,320
LyondellBasell Industries N.V.	18,400	1,727,576
Mosaic Company	25,601	1,174,574
PPG Industries, Inc.	19,700	2,631,526
Sherwin-Williams Company	37,700	8,473,829
		76,630,935
Construction Materials — 0.6%
Martin Marietta Materials, Inc.	5,200	1,846,312
Vulcan Materials Company	9,800	1,681,288
		3,527,600
Containers & Packaging — 1.1%
Amcor plc	125,100	1,423,638
Avery Dennison Corporation	5,500	984,115
Ball Corporation	29,100	1,603,701
International Paper Company	28,200	1,016,892
Packaging Corporation of America	7,600	1,055,108
Sealed Air Corporation	8,900	408,599
WestRock Company	15,400	469,238
		6,961,291
Metals & Mining — 3.8%
Alcoa Corporation	50,800	2,162,048
Freeport-McMoRan, Inc.	213,500	8,734,285
Newmont Corporation	77,600	3,803,952
Nucor Corporation	40,000	6,178,800
Steel Dynamics, Inc.	28,000	3,165,680
		24,044,765

Schedule of Investments (continued)

March 31, 2023
(unaudited)
	Shares	Value (a)
Total Common Stocks
(Cost $455,618,788)		$622,223,491
Short-Term Investments — 0.7%
Money Market Funds — 0.7%
Northern Institutional Treasury Portfolio, 4.56% (c)	818,264	818,264
Western Asset Institutional Liquid Reserves Fund, 4.95% (c)	3,804,511	3,803,750
Total Short-Term Investments
(Cost $4,622,514)		4,622,014
Total — 99.9%
(Cost $460,241,302)		626,845,505
Other Assets Less Liabilities — 0.1%		306,688
Net Assets — 100.0%		$627,152,193

(a)
Common stocks and warrants are listed on the New York Stock Exchange or NASDAQ and are valued at the last reported sale price on the day of valuation.

(b)
Presently non-dividend paying.

(c)
Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

Information regarding transactions in equity securities during the quarter can be found on our website at: www.adamsfunds.com.